UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund: BlackRock Utility and Infrastructure Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 3.7%
Ferrovial SA	393,500	$9,412,636
Vinci SA	40,000	2,543,560

		11,956,196
Diversified Telecommunication Services — 1.3%
Frontier Communications Corp. (a)	174,300	827,925
Verizon Communications, Inc. (a)	79,500	3,459,045

		4,286,970
Electric Utilities — 21.2%
American Electric Power Co., Inc.	52,700	2,996,522
Duke Energy Corp. (a)	172,568	12,414,542
Edison International (a)	106,800	6,735,876
El Paso Electric Co.	35,900	1,321,838
Enel SpA	475,400	2,121,242
Eversource Energy (a)	80,900	4,095,158
Exelon Corp. (a)	298,600	8,868,420
Iberdrola SA	193,400	1,288,674
ITC Holdings Corp. (a)	108,900	3,630,726
NextEra Energy, Inc. (a)(b)	164,500	16,046,975
Pinnacle West Capital Corp.	45,800	2,937,612
PPL Corp.	112,400	3,696,836
Xcel Energy, Inc.	65,500	2,319,357

		68,473,778
Gas Utilities — 2.1%
Laclede Group, Inc.	26,700	1,455,951
New Jersey Resources Corp.	55,500	1,666,665
Snam SpA	724,300	3,719,940

		6,842,556
Independent Power and Renewable Electricity Producers — 4.9%
EDP Renovaveis SA	333,200	2,189,697
Enel Green Power SpA	873,200	1,651,106
NextEra Energy Partners LP (a)	126,700	2,762,060
NRG Energy, Inc.	107,666	1,598,840
NRG Yield, Inc., Class A	168,900	1,883,235
NRG Yield, Inc., Class C	168,900	1,960,929
Pattern Energy Group, Inc.	100,800	1,924,272
TerraForm Power, Inc., Class A (a)	132,000	1,877,040

		15,847,179
Multi-Utilities — 24.5%
CenterPoint Energy, Inc. (a)	109,700	1,978,988
CMS Energy Corp. (a)(b)	434,600	15,350,072
Dominion Resources, Inc. (a)(b)	209,500	14,744,610
DTE Energy Co. (a)	27,400	2,202,138
National Grid PLC	486,200	6,771,355
NiSource, Inc. (a)	130,400	2,418,920
NorthWestern Corp.	44,592	2,400,387
Public Service Enterprise Group, Inc.	234,756	9,897,313
Sempra Energy (a)	137,700	13,318,344
TECO Energy, Inc.	76,977	2,021,416
Veolia Environnement SA	58,400	1,331,886

Common Stocks	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc. (a)	123,500	$6,449,170

		78,884,599
Oil, Gas & Consumable Fuels — 18.9%
Antero Midstream Partners LP (a)	78,200	1,396,652
Columbia Pipeline Group, Inc.	123,900	2,266,131
Columbia Pipeline Partners LP	76,300	965,958
Delek Logistics Partners LP (a)	29,700	896,940
Dominion Midstream Partners LP (a)(c)	306,500	8,229,525
Enbridge, Inc. (a)	96,200	3,571,904
Energy Transfer Partners LP	23,696	973,195
Enterprise Products Partners LP (a)	185,354	4,615,315
EQT Midstream Partners LP (a)	28,600	1,897,038
GasLog Partners LP	5,100	82,263
Genesis Energy LP (a)	114,869	4,404,077
Magellan Midstream Partners LP (a)	59,300	3,564,523
MarkWest Energy Partners LP (a)	61,853	2,654,112
MPLX LP (a)	44,000	1,681,240
ONEOK Partners LP (a)	62,545	1,830,067
PBF Logistics LP	18,574	320,030
Phillips 66 Partners LP	42,300	2,084,121
Plains All American Pipeline LP (a)	87,570	2,660,377
Rose Rock Midstream LP	17,400	423,516
Shell Midstream Partners LP (a)	299,810	8,823,408
Sunoco Logistics Partners LP	78,800	2,258,408
Tesoro Logistics LP (a)	33,658	1,514,610
Valero Energy Partners LP (a)	36,300	1,603,008
Western Gas Partners LP	18,814	880,871
Williams Partners LP	39,815	1,270,895

		60,868,184
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp. (a)(b)	77,700	6,836,046
Crown Castle International Corp. (a)	11,300	891,231

		7,727,277
Road & Rail — 0.3%
East Japan Railway Co.	9,600	804,635
Transportation Infrastructure — 14.2%
Abertis Infraestructuras SA	390,900	6,184,975
Aeroports de Paris	29,300	3,325,574
Atlantia SpA	418,084	11,694,997
China Merchants Holdings International Co. Ltd.	244,000	720,426
Flughafen Zuerich AG	6,300	4,384,972
Fraport AG Frankfurt Airport Services Worldwide	28,300	1,749,879
Groupe Eurotunnel SE	348,800	4,752,241
Japan Airport Terminal Co. Ltd.	61,800	2,671,034
Sydney Airport (d)	597,666	2,511,859
Transurban Group (d)	1,090,300	7,637,354

		45,633,311

Portfolio Abbreviations

AUD	Australian Dollar	GBP	British Pound	USD	US Dollar
EUR	Euro	JPY	Japanese Yen

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Common Stocks	Shares	Value
Water Utilities — 3.5%
American Water Works Co., Inc. (a)	201,900	$11,120,652
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (a)(b)(c)	22,500	2,356,650
Total Long-Term Investments (Cost — $ 278,975,972) — 97.7%		314,801,987

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	10,505,914	10,505,914
Total Short-Term Securities (Cost — $ 10,505,914) — 3.3%		10,505,914
Total Investments Before Options Written (Cost — $ 289,481,886*) — 101.0%		325,307,901

Options Written	Value
(Premiums Received — $2,120,635) — (0.7)%	$(2,252,093)
Total Investments Net of Options Written — 100.3%	323,055,808
Liabilities in Excess of Other Assets — (0.3)%	(810,212)

Net Assets — 100.0%	$322,245,596

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$286,798,704

Gross unrealized appreciation	$56,620,877
Gross unrealized depreciation	(18,111,680)

Net unrealized appreciation	$38,509,197

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,776,191	(270,277)	10,505,914	$7,587
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$1,112	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Tower Corp.	Call	10/02/15	USD	100.00	160	$(4,800)
Verizon Communications, Inc.	Call	10/02/15	USD	48.00	30	(270)
American Tower Corp.	Call	10/09/15	USD	94.00	111	(4,440)

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Verizon Communications, Inc.	Call	10/09/15	USD	47.00	71	$(355)
SBA Communications Corp., Class A	Call	10/15/15	USD	128.01	80	(2)
American Water Works Co., Inc.	Call	10/16/15	USD	55.00	81	(7,088)
Antero Midstream Partners LP	Call	10/16/15	USD	22.50	137	(3,425)
Crown Castle International Corp.	Call	10/16/15	USD	80.00	39	(3,022)
Delek Logistics Partners LP	Call	10/16/15	USD	40.00	104	(3,640)
Dominion Midstream Partners LP	Call	10/16/15	USD	35.00	135	(8,775)
Dominion Resources, Inc.	Call	10/16/15	USD	70.00	367	(48,628)
DTE Energy Co.	Call	10/16/15	USD	80.00	50	(7,625)
DTE Energy Co.	Call	10/16/15	USD	84.30	48	(1,140)
Duke Energy Corp.	Call	10/16/15	USD	70.00	295	(71,538)
Edison International	Call	10/16/15	USD	62.50	175	(24,938)
Enterprise Products Partners LP	Call	10/16/15	USD	27.50	83	(1,660)
EQT Midstream Partners LP	Call	10/16/15	USD	85.00	75	(2,250)
Exelon Corp.	Call	10/16/15	USD	35.00	270	(1,350)
Frontier Communications Corp.	Call	10/16/15	USD	5.50	203	(1,015)
Genesis Energy LP	Call	10/16/15	USD	45.00	125	(5,000)
Magellan Midstream Partners LP	Call	10/16/15	USD	67.50	105	(2,100)
MarkWest Energy Partners LP	Call	10/16/15	USD	55.00	107	(5,350)
MPLX LP	Call	10/16/15	USD	50.00	77	(385)
NextEra Energy Partners LP	Call	10/16/15	USD	35.00	200	(7,000)
NextEra Energy, Inc.	Call	10/16/15	USD	100.00	185	(12,025)
ONEOK Partners LP	Call	10/16/15	USD	35.00	109	(2,180)
Plains All American Pipeline LP	Call	10/16/15	USD	37.50	100	(1,000)
Sempra Energy	Call	10/16/15	USD	95.00	184	(49,680)
Shell Midstream Partners LP	Call	10/16/15	USD	46.05	194	(9)
TerraForm Power, Inc., Class A	Call	10/16/15	USD	25.00	237	(5,925)
Tesoro Logistics LP	Call	10/16/15	USD	60.00	60	(3,300)
Valero Energy Partners LP	Call	10/16/15	USD	55.00	63	(3,150)
Verizon Communications, Inc.	Call	10/16/15	USD	47.00	40	(200)
WEC Energy Group, Inc.	Call	10/16/15	USD	50.00	24	(5,580)
NiSource, Inc.	Call	10/22/15	USD	17.75	460	(43,854)
Enbridge, Inc.	Call	10/26/15	USD	39.00	90	(7,584)
ITC Holdings Corp.	Call	10/26/15	USD	32.51	142	(18,403)
American Water Works Co., Inc.	Call	10/28/15	USD	53.50	282	(58,298)
Eversource Energy	Call	10/28/15	USD	47.00	141	(53,511)
Verizon Communications, Inc.	Call	10/30/15	USD	46.00	65	(650)
Exelon Corp.	Call	11/05/15	USD	30.30	308	(26,897)
Verizon Communications, Inc.	Call	11/06/15	USD	45.00	36	(1,080)
Eversource Energy	Call	11/18/15	USD	47.00	141	(57,002)
American Water Works Co., Inc.	Call	11/20/15	USD	55.00	81	(11,543)
CenterPoint Energy, Inc.	Call	11/20/15	USD	20.00	123	(1,845)
Dominion Resources, Inc.	Call	11/20/15	USD	72.50	366	(36,600)
Edison International	Call	11/20/15	USD	62.50	199	(47,263)
Genesis Energy LP	Call	11/20/15	USD	40.00	280	(45,500)
ITC Holdings Corp.	Call	11/20/15	USD	34.05	240	(21,411)
Sempra Energy	Call	11/20/15	USD	97.50	155	(37,588)
Valero Energy Partners LP	Call	11/20/15	USD	50.00	64	(4,320)
Verizon Communications, Inc.	Call	11/20/15	USD	45.00	36	(1,566)
CMS Energy Corp.	Call	11/30/15	USD	35.00	699	(84,090)
Total						$(857,850)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Abertis Infraestructuras SA	Call	UBS AG	10/01/15	EUR	14.60	65,600	$(1,629)
Aeroports de Paris	Call	Deutsche Bank AG	10/01/15	EUR	102.62	2,000	(730)
Dominion Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	10/01/15	USD	33.99	19,000	—
El Paso Electric Co.	Call	Goldman Sachs International	10/01/15	USD	35.35	12,500	(18,379)
Enbridge, Inc.	Call	Citibank N.A.	10/05/15	USD	44.16	25,000	—
EDP Renovaveis SA	Call	Bank of America N.A.	10/06/15	EUR	6.93	18,100	—
Japan Airport Terminal Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/06/15	JPY	5,610.48	9,800	(2,493)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/06/15	USD	41.49	44,800	(42,399)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Aeroports de Paris	Call	Deutsche Bank AG	10/08/15	EUR	102.91	1,900	$(2,310)
Groupe Eurotunnel SE	Call	Morgan Stanley & Co. International PLC	10/08/15	EUR	12.62	43,000	(2,095)
Iberdrola SA	Call	Deutsche Bank AG	10/08/15	EUR	5.92	32,900	(4,176)
National Grid PLC	Call	Deutsche Bank AG	10/08/15	GBP	8.72	113,100	(85,341)
Shell Midstream Partners LP	Call	Goldman Sachs International	10/08/15	USD	43.28	22,000	—
Enel SpA	Call	UBS AG	10/09/15	EUR	4.41	81,000	(27)
NextEra Energy, Inc.	Call	Goldman Sachs International	10/12/15	USD	106.60	19,000	(257)
Phillips 66 Partners LP	Call	Citibank N.A.	10/12/15	USD	58.20	15,000	(1,286)
Enel Green Power SpA	Call	Goldman Sachs International	10/13/15	EUR	1.88	149,000	(61)
Sydney Airport	Call	Goldman Sachs International	10/13/15	AUD	5.72	105,000	(22,274)
China Merchants Holdings International Co. Ltd.	Call	UBS AG	10/14/15	HKD	25.95	42,000	(294)
EDP Renovaveis SA	Call	UBS AG	10/14/15	EUR	6.80	18,000	(3)
Transurban Group	Call	UBS AG	10/14/15	AUD	9.73	96,000	(23,808)
EDP Renovaveis SA	Call	Morgan Stanley & Co. International PLC	10/20/15	EUR	6.50	13,200	(275)
WEC Energy Group, Inc.	Call	Morgan Stanley & Co. International PLC	10/20/15	USD	51.34	40,800	(56,002)
Public Service Enterprise Group, Inc.	Call	Morgan Stanley & Co. International PLC	10/21/15	USD	40.13	17,500	(40,761)
Vinci SA	Call	Bank of America N.A.	10/21/15	EUR	60.54	7,000	(1,954)
Abertis Infraestructuras SA	Call	Deutsche Bank AG	10/22/15	EUR	15.10	71,300	(5,885)
Enel SpA	Call	Deutsche Bank AG	10/22/15	EUR	4.23	85,000	(4,799)
Pinnacle West Capital Corp.	Call	Morgan Stanley & Co. International PLC	10/22/15	USD	64.37	15,500	(17,129)
Sempra Energy	Call	Credit Suisse International	10/22/15	USD	95.69	14,300	(37,076)
Snam SpA	Call	Deutsche Bank AG	10/22/15	EUR	4.57	111,400	(14,927)
NorthWestern Corp.	Call	Citibank N.A.	10/23/15	USD	51.08	15,600	(46,663)
Sydney Airport	Call	Goldman Sachs International	10/23/15	AUD	5.83	104,200	(19,128)
Aeroports de Paris	Call	Deutsche Bank AG	10/27/15	EUR	102.84	2,500	(6,328)
Atlantia SpA	Call	Deutsche Bank AG	10/27/15	EUR	24.48	73,000	(90,383)
EDP Renovaveis SA	Call	UBS AG	10/27/15	EUR	6.01	18,000	(2,802)
Enel Green Power SpA	Call	Bank of America N.A.	10/27/15	EUR	1.69	150,000	(10,764)
Fraport AG Frankfurt Airport Services Worldwide	Call	Bank of America N.A.	10/27/15	EUR	55.69	10,000	(12,699)
Fraport AG Frankfurt Airport Services Worldwide	Call	Deutsche Bank AG	10/27/15	EUR	55.04	5,000	(8,120)
Groupe Eurotunnel SE	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	12.23	44,000	(15,154)
National Grid PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	GBP	8.76	57,000	(44,032)
Snam SpA	Call	Deutsche Bank AG	10/27/15	EUR	4.53	140,000	(23,311)
Transurban Group	Call	Citibank N.A.	10/27/15	AUD	9.91	95,000	(21,220)
Veolia Environnement SA	Call	Bank of America N.A.	10/27/15	EUR	20.89	10,000	(6,069)
Exelon Corp.	Call	Deutsche Bank AG	10/28/15	USD	31.59	27,000	(11,426)
Shell Midstream Partners LP	Call	Citibank N.A.	10/28/15	USD	36.26	22,000	(8,025)
CMS Energy Corp.	Call	Citibank N.A.	10/29/15	USD	33.16	17,500	(40,110)
Dominion Midstream Partners LP	Call	Citibank N.A.	10/29/15	USD	36.03	33,000	(386)
East Japan Railway Co.	Call	Goldman Sachs International	10/29/15	JPY	10,676.99	3,400	(6,329)
EDP Renovaveis SA	Call	UBS AG	10/29/15	EUR	6.56	13,200	(423)
American Electric Power Co., Inc.	Call	Deutsche Bank AG	10/30/15	USD	56.56	8,000	(10,877)
Laclede Group, Inc.	Call	Credit Suisse International	11/02/15	USD	52.73	9,300	(24,318)
Aeroports de Paris	Call	Goldman Sachs International	11/04/15	EUR	100.47	3,900	(16,241)
Atlantia SpA	Call	Deutsche Bank AG	11/04/15	EUR	24.59	75,000	(90,838)
China Merchants Holdings International Co. Ltd.	Call	UBS AG	11/04/15	HKD	25.05	44,000	(2,412)
EDP Renovaveis SA	Call	UBS AG	11/04/15	EUR	5.88	7,000	(1,739)
Ferrovial SA	Call	Morgan Stanley & Co. International PLC	11/04/15	EUR	21.62	109,000	(50,602)
Veolia Environnement SA	Call	Deutsche Bank AG	11/04/15	EUR	20.89	10,000	(6,576)
Exelon Corp.	Call	Deutsche Bank AG	11/05/15	USD	31.21	19,700	(12,969)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	11/05/15	USD	98.39	20,000	(39,369)
Xcel Energy, Inc.	Call	Citibank N.A.	11/05/15	USD	33.65	23,000	(46,610)
CMS Energy Corp.	Call	Citibank N.A.	11/06/15	USD	35.72	45,000	(23,754)
Transurban Group	Call	UBS AG	11/06/15	AUD	9.93	191,000	(44,272)
Iberdrola SA	Call	Deutsche Bank AG	11/10/15	EUR	6.07	34,700	(4,870)
EDP Renovaveis SA	Call	Morgan Stanley & Co. International PLC	11/11/15	EUR	6.08	21,400	(3,855)
CMS Energy Corp.	Call	Credit Suisse International	11/12/15	USD	33.47	19,500	(37,820)
Dominion Midstream Partners LP	Call	Deutsche Bank AG	11/12/15	USD	30.79	21,000	(8,324)
Japan Airport Terminal Co. Ltd.	Call	Morgan Stanley & Co. International PLC	11/12/15	JPY	5,330.44	11,800	(20,365)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
New Jersey Resources Corp.	Call	Morgan Stanley & Co. International PLC	11/12/15	USD	28.70	19,500	$(29,946)
Groupe Eurotunnel SE	Call	UBS AG	11/13/15	EUR	12.41	35,000	(11,322)
Ferrovial SA	Call	Bank of America N.A.	11/18/15	EUR	21.77	28,800	(14,478)
American Water Works Co., Inc.	Call	Morgan Stanley & Co. International PLC	11/19/15	USD	53.90	26,200	(50,230)
PPL Corp.	Call	Citibank N.A.	11/19/15	USD	32.30	39,600	(43,833)
Vinci SA	Call	Bank of America N.A.	11/24/15	EUR	58.03	7,000	(11,965)
American Electric Power Co., Inc.	Call	Deutsche Bank AG	11/30/15	USD	57.14	10,300	(13,943)
Dominion Midstream Partners LP	Call	Deutsche Bank AG	11/30/15	USD	30.79	21,000	(12,973)
Total							$(1,394,243)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$11,956,196	—	$11,956,196
Diversified Telecommunication Services	$4,286,970	—	—	4,286,970
Electric Utilities	65,063,862	3,409,916	—	68,473,778
Gas Utilities	3,122,616	3,719,940	—	6,842,556
Independent Power and Renewable Electricity Producers	12,006,376	3,840,803	—	15,847,179
Multi-Utilities	70,781,358	8,103,241	—	78,884,599
Oil, Gas & Consumable Fuels	60,868,184	—	—	60,868,184
Real Estate Investment Trusts (REITs)	7,727,277	—	—	7,727,277
Road & Rail	804,635	—	—	804,635
Transportation Infrastructure	—	45,633,311	—	45,633,311
Water Utilities	11,120,652	—	—	11,120,652
Wireless Telecommunication Services	2,356,650	—	—	2,356,650
Short-Term Securities	10,505,914	—	—	10,505,914

Total	$248,644,494	$76,663,407	—	$325,307,901

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(485,646)	$(1,766,447)	—	$(2,252,093)

[1] Derivative financial instruments are options written, which are shown at value.

SEPTEMBER 30, 2015	5

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

The Trust may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2	—	—	$2
Foreign currency at value	1,964	—	—	1,964

Total	$1,966	—	—	$1,966

During the period ended September 30, 2015, there were no transfers between levels.

6	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Utility and Infrastructure Trust

Date: November 23, 2015